Operating leases - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Total lease cost	$ 8,417	$ 16,552
Selling, general and administrative
Lessee, Lease, Description [Line Items]
Total lease cost		15,300
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost		1,300
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities, current	$ 29,000	$ 29,000